Summary of Significant Accounting Policies (Tables)	May 20, 2020
Accounting Policies [Abstract]
Summary of Product Revenue Allowance And Reserve Categories
The following table summarizes activity in each of the product revenue allowance and reserve categories for the years ended December 31, 2019, 2018 and 2017:

(In thousands)	Service Fees, Allowances and Chargebacks	Government Rebates and Other Incentives	Product Returns	Purchaser/Provider Discounts and Rebates	Total
Balance as of January 1, 2017	$—	$—	$—	$—	$—
Provision related to sales in the current year	100	15	2	—	117
Credit or payments made during the period	(40)	—	—	—	(40)

Balance as of December 31, 2017	60	15	2	—	77
Provision related to sales in the current year	1,688	502	124	—	2,314
Credit or payments made during the period	(1,147)	(26)	(1)	—	(1,174)

Balance as of December 31, 2018	601	491	125	—	1,217
Provision related to sales in the current year	5,527	261	334	2,685	8,807
Credit or payments made during the period	(4,281)	(375)	(57)	(1,029)	(5,742)
Adjustments related to prior period sales	—	(129)	—	—	(129)

Balance as of December 31, 2019	$1,847	$248	$402	$1,656	$4,153

Property Plant and Equipment Estimated Useful Lives
Property and equipment are stated at cost less accumulated depreciation. Depreciation and amortization expense is recognized using the straight-line method over the following estimated useful lives:

Estimated Useful Life (Years)
Computers, office equipment, and minor computer software	3
Computer software	7
Manufacturing equipment	7-10
Furniture and fixtures	5